Precious Metals Fund Investment Objectives and Goals - Investor Class and Class H [Member] - Precious Metals Fund	Aug. 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Precious Metals Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Precious Metals Fund (the “Fund”) seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services (“Precious Metals Companies”).